Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 472.7	$ 371.5	$ 338.7
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,375.5	1,217.0
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(902.8)	(845.5)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21.7	22.2	23.2
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	33.7	34.2
Land | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12.0)	(12.0)
Buildings including improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	151.4	139.1	155.5
Buildings including improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	402.2	374.6
Buildings including improvements | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(250.8)	(235.5)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	299.6	210.2	$ 160.0
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	939.6	808.2
Machinery and equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (640.0)	$ (598.0)